THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Growth Portfolio
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio
                               Annual Report Dated
                                November 30, 1995

Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. for the fiscal year ending November 30, 1995. The Portfolios have just completed their sixth year of operations and have combined assets in excess of 16.4 million dollars, an increase of 35% over the previous fiscal year.

At year end there were 396 active accounts, up from 304 accounts one year earlier. The Portfolios performed very well during the most recent fiscal year. The Crowley Growth Portfolio had a total return of 11.85% for the period November 30, 1994 through November 30, 1995. The Crowley Growth Portfolio continued to be invested conservatively with the common stock positions at approximately 43% at fiscal year end. The remaining assets in the portfolio were invested in a combination of cash, corporate and government bonds. The Crowley Income Portfolio had a very good year. The total return was 10.12% during the period November 30, 1994 through November 30, 1995. The weighted average maturity of the Portfolio at November 30, 1995 was 5.8 years. The Crowley Diversified Management Portfolio had a total return 7.10% from its inception on April 3, 1995 through November 30, 1995. The Diversified Management Portfolio is designed to be the most aggressive of the three portfolios and is primarily invested in other mutual funds.

The Portfolios had modest distributions during the fiscal period. The Crowley Growth Portfolio had a year end distribution as of the year ended December 31, 1994 of $.52 per share ($.12 ordinary and $.40 capital gains) and The Crowley Income Portfolio had a year end distribution of $.63 per share ($.63 ordinary and $.00 capital gains).

The enclosed report has been audited by the Funds' Independent Accountants and contains a list of the Funds' investments as of November 30, 1995. The Portfolios continue to be managed conservatively. We look forward to continued success.

Sincerely,

Robert A. Crowley, CFA
President


January 22, 1996

              THE CROWLEY PORTFOLIO GROUP, INC.
                     FINANCIAL STATEMENTS
                      November 30, 1995

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

          To the Shareholders and Board of Directors
          The Crowley Portfolio Group, Inc.

     We have audited the accompanying statements of assets and liabilities of The Crowley Growth Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 1995, and the related statements of operations for the year or period then ended and the statements of changes in net assets, and the financial highlights for periods indicated thereon. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Growth Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 1995, the results of their operations for the year or period then ended and changes in their net assets, and the financial highlights for the period referred to above, in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
December 15, 1995

                          The Crowley Growth Portfolio
                            PORTFOLIO OF INVESTMENTS
                                November 30, 1995

Number of                             Percent of   Market Value
 Shares     Investments               Net Assets    (Note 1-A)
       Common Stocks

       Aerospace/Defense -
1000     Watkins-Johnson                  .69%       $ 45,375
                                         ----        --------
       Automotive -
2000     General Motors                  1.48          97,000
                                         ----        --------
       Bank -
2000     First Tennessee National        1.85         121,000
                                         ----        --------
       Broadcasting/Cable T.V. -
2000     Multimedia*                     1.38          90,250
                                         ----        --------
       Chemicals (Basic) -
3000     E. I. Du Pont                   3.05         199,500
4000     Georgia Gulf                    2.17         142,500
                                         ----        --------
                                         5.22         342,000
                                         ----        --------
       Chemicals (Diversified) -
1000     Potash                          1.06          69,125
1500     Vigoro                          1.24          81,188
                                         ----        --------
                                         2.30         150,313
                                         ----        --------
       Chemicals (Specialty) -
3200     Park Electrochemical            1.49          97,200
                                         ----        --------
       Computer/Peripherals -
5000     EMC*                            1.37          89,375
1000     Hewlett-Packard                 1.27          83,000
2000     International Business
         Machines                        2.95         193,250
4000     Western Digital*                 .93          61,000
                                         ----        --------
                                         6.52         426,625
                                         ----        --------
       Computers Software & Services -
1000     Autodesk                         .54          35,250
                                         ----        --------


See accompanying notes to financial statements

                          The Crowley Growth Portfolio
                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

Number of                                          Percent of     Market Value
 Shares     Investments                            Net Assets      (Note 1-A)
            Common Stocks

            Diversified Company -
2000            Hillenbrand                              1.00%       $ 65,500
1500            ITT*                                     2.81         183,937
                                                         ----         -------
                                                         3.81         249,437
                                                         ----         -------

             Drug -
1000            Bristol-Myers                            1.23          80,250
1000            Merck & Company                           .94          61,875
                                                         ----         -------
                                                         2.17         142,125
                                                         ----         -------

             Electrical Equipment -
1000            Franklin Electric                         .47          30,625
2000            General Signal                            .98          64,500
                                                         ----         -------
                                                         1.45          95,125
                                                         ----         -------
             Foreign Telecommunications -
2000            Vodafone                                 1.10          72,000
                                                         ----         -------
             Insurance (Life) -
6000            Washington National                      2.27         148,500
                                                         ----         -------
             Insurance (Diversified) -
5000            Pioneer Financial Services               1.27          83,125
4000            Lincoln National                         2.86         187,000
                                                         ----         -------
                                                         4.13         270,125
                                                         ----         -------
             Machinery -
3150            Raymond*                                 1.00          65,363
                                                         ----         -------
             Petroleum (Integrated) -
6000            Sun                                      2.54         166,500
                                                         ----         -------


See accompanying notes to financial statements

                          The Crowley Growth Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

Number of                                           Percent of     Market Value
 Shares            Investments                      Net Assets     (Note 1-A)
              Common Stocks

              SemiConductor -
 5000           Integrated Device Tech.*               1.30%         $ 85,000
 1000           Novellus Systems*                       .95            62,000
                                                      -----         ---------
                                                       2.25           147,000
                                                      -----         ---------
              Technology -
10000           Stratordyne*                            .00                50
                                                      -----         ---------
              Telecommunication Equipment -
 1000           Andrew*                                 .66            43,250
 1000           DSC Communications*                     .61            39,625
                                                      -----         ---------
                                                       1.27            82,875
                                                      -----         ---------
              Total Common Stocks
                (cost $2,627,604)                     43.46         2,844,113
                                                      -----         ---------

              Corporate Bonds & Notes

$ 200,000     Bear Stearns, Note
                5.875%, 01-15-96                       3.05           199,968
  197,000     Citicorp, Note
                10.500%, 02-01-16                      3.16           206,633
  100,000     General Electric Capital
                8.650%, 05-01-18                       1.54           101,078
  300,000     Wisconsin Power & Light,
                Note
                9.300%, 12-01-25                       4.86           317,952
                                                      -----         ---------
              Total Corporate Bonds & Notes
              (cost $838,705)                         12.61           825,631
                                                      -----         ---------

See accompanying notes to financial statements

                          The Crowley Growth Portfolio
                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                                       Percent of         Market Value
  Value                        Investments                   Net Assets          (Note 1-A)
                       U.S. Government Agency

$ 200,000                Federal Home Loan Mtg.
                         6.75%, 05-06-99                          3.09%           $ 202,140
  200,000                Federal Home Loan Bank
                         9.12%, 01-23-05                          3.07              200,940
  200,000                Federal National Mtg.
                         7.92%, 03-30-05                          3.28              214,750
                                                                 -----            ---------

                       Total U.S. Government Agency
                         (cost $612,012)                          9.44              617,830
                                                                 -----            ---------
                       U. S. Government Securities
 1,000,000               U.S. Treasury Note
                          5.625%, 01-31-98                       15.35            1,004,375
   700,000               U.S. Treasury Note
                          5.500%, 02-28-99                       10.71              701,094
   400,000               U.S. Treasury Note
                          5.875%, 02-15-04                        6.16              403,250
                                                                 -----            ---------
                       Total U.S. Government Securities
                         (cost $2,089,859)                       32.22           $2,108,719
                                                                 -----            ---------
                       Total Investments
                         (cost $6,168,180) (A)                   97.73            6,396,293

                       Other Assets Less Liabilities              2.27              148,632
                                                                 -----            ---------
                       Net Assets                               100.00%          $6,544,925
                                                                ======           ==========

(A)  Aggregate cost for federal income tax purposes is $6,168,180.

     At November 30, 1995 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                       Unrealized appreciation                                    $ 326,701
                       Unrealized depreciation                                     ( 98,589)
                                                                                  ---------
                       Net unrealized appreciation                                $ 228,112
                                                                                  =========

     * Non - Income Producing Security

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
               Corporate Bonds & Notes

               Aerospace/Defense -
$230,000           Boeing Co. Note 8.375%,
                    03-01-96                           2.59%          $ 231,725
                                                       ----             -------
               Auto & Truck -
  40,000           Ford Holdings
                    9.250%, 07-15-97                    .47              42,112
  30,000           Ford Motor Credit Co. Note
                    8.250%, 05-15-96                    .34              30,309
 100,000           Ford Motor Company 1993-A
                    Pass Thru 5.78%, 01-01-99          1.11              99,515
  60,000           Ford Motor Credit Co. Note
                    8.720%, 07-22-99                    .74              66,180
  30,000           Ford Motor Credit Co. Note
                    8.000%, 01-15-99                    .35              31,711
  50,000           General Motors Acceptance
                    Corp. Deb. 7.750%, 04-15-97         .57              50,844
  40,000           General Motors Acceptance
                    Corp. Note 8.000%, 10-01-96         .46              40,687
  50,000           General Motors Acceptance
                    Corp. Note 9.625%, 12-01-00         .64              57,273
                                                       ----             -------
                                                       4.68             418,631
                                                       ----             -------
               Banking -
 60,000            BankAmerica
                    Corp. Note 7.750%, 07-15-02         .72              64,650
 30,000            BankAmerica
                    Corp. Note 7.875%, 12-01-02         .36              32,573
 80,000            Bankers Trust New York
                    Corp. Note 9.500%, 06-14-00        1.01              90,074
 20,000            Bankers Trust New York
                    Corp. Note 9.400%, 03-01-01         .25              22,621
 40,000            Barclays American
                    Corp. Note 7.875%, 08-15-98         .47              41,762
 20,000            Chemical Banking Corp.
                    Note 10.125%, 11-01-00              .26              23,075
132,000            Citicorp
                    Note 10.500%, 02-01-16             1.55             138,455

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
                   Corporate Bonds & Notes

                   Banking - continued
$ 40,000                First Union Corp.
                         Note 9.450%, 06-15-99         .49%           $  44,300
 100,000                First Union Corp.
                         Note 9.890%, 03-13-01        1.30              116,369
  20,000                Heller Financial Inc.
                         Note 8.000%, 12-15-98         .24               21,125
 200,000                Morgan J.P. & Co.
                         Note 9.625%, 12-15-98        2.24              200,186
  50,000                Societe Nat. Elf Aquitaine
                         Note 7.750%, 05-01-99         .59               52,766
  50,000                Wells Fargo & Co.
                         Note 8.200%, 11-01-96         .57               50,992
                                                     -----             --------
                                                     10.05              898,948
                                                     -----             --------
                    Broadcasting & Cable T.V.
  50,000                Cox Communications, Inc.
                         Note 8.875%, 03-01-01         .62               55,828
                                                     -----             --------
                    Chemical (Basic) -
  30,000                DuPont E. I. Note 8.450%,
                         10-15-96                      .34               30,717
                                                     -----             --------
                    Chemical (Diversified) -
  80,000                ICI Wilmington
                         Note 9.500%, 11-15-00        1.02               91,090
                                                     -----             --------

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
                    Corporate Bonds & Notes

                    Diversified Company -
$ 70,000                ITT Corp.
                         Note 9.875%, 04-15-97         .82%           $  73,380
  30,000                ITT Corp.
                         Deb. 10.125%, 04-05-99        .37               33,459
  50,000                ITT Corp.
                         Deb. 9.375%, 12-15-01         .64               56,984
  50,000                United Technology Corp.
                         Note 9.625%, 05-15-99         .57               50,977
                                                      ----              -------
                                                      2.40              214,800
                                                      ----              -------

                    Drug -
  30,000                Merck & Company
                         Note 7.750%, 05-01-96         .34               30,248
                                                      ----              -------
                    Electric Equipment -
  50,000                General Electric Capital
                         Corp. Note 8.750%,
                         11-26-96                      .58               51,430
                                                      ----              -------

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
               Corporate Bonds & Notes

               Electric Utility -
$ 50,000           Alabama Power Company
                    1st Mortgage
                    8.300%, 07-01-22                   .59%           $ 52,781
  50,000           Duke Power Company
                    1st Ref & Mortgage
                    8.625%, 03-01-22                   .61              54,547
 250,000           Iowa Electric Light
                    1st Mortgage
                    6.25%, 09-01-96                   2.80             250,037
 206,000           Iowa Electric Light
                    1st Ref & Mortgage
                    7.625%, 05-01-02                  2.35             210,151
  35,000           Mississippi Power & Light Co.
                    General Ref Mortgage
                    8.500%, 01-05-23                   .45              39,837
 100,000           Ohio Power Co.
                    Note 6.875%, 06-01-03             1.16             103,459
  65,000           Southern Calif. Edison Co.
                    1st Mortgage
                    8.875%, 06-01-24                   .76              68,400
  70,000           Teco Energy
                    Note 9.220%, 10-15-97              .83              74,227
 100,000           Virginia Electric & Power Co.
                    Note 9.45%, 05-20-96              1.18             105,569
 100,000           Wisconsin Pwr & Lt Company
                    1st Mortgage
                    9.30%, 12-01-25                   1.18             105,984
                                                     -----           ---------
                                                     11.91           1,064,992
                                                     -----           ---------


See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)

               Corporate Bonds & Notes

               Food Processing -
$100,000           Quaker Oats Co.
                    Medium-Term
                    Note 9.000%, 12-17-01              1.27%          $ 113,594
                                                       ----           ---------
               Insurance (Diversified) -
  40,000           Aetna Life & Casualty Co.
                    Note 8.625%, 03-01-98               .47              42,200
  80,000           Cigna Corp.
                    Note 8.000%, 09-01-96               .91              81,162
 200,000           CIT Group Holdings Inc.
                    Note 5.875%, 12-01-95              2.24             200,000
                                                       ----             -------
                                                       3.62             323,362
                                                       ----             -------
               Machinery (Construction &
                Mining) -
 200,000           Caterpillar Inc.
                    Note 6.810%, 08-24-99              2.29             205,044
 250,000           Deere & Co.
                    Note 8.250%, 06-01-96              2.83             252,970
                                                       ----             -------
                                                       5.12             458,014
                                                       ----             -------
               Metals & Mining (Diversified)-
  50,000           Alcan Aluminum Ltd
                    Deb. 9.700%, 10-15-96               .58              51,633
                                                       ----             -------
               Natural Gas Industry -
 100,000           British Gas Co.
                    Note 8.750%, 03-15-98              1.19             106,093
                                                       ----             -------
               Office Equipment & Supplies -
 195,000           Xerox Corp. Note
                    9.200%, 07-15-99                   2.23             199,448
                                                       ----             -------

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
               Corporate Bonds & Notes

               Paper and Forest Products -
 $  50,000       International Paper Company
                    Deb. 9.700%, 03-15-00              .64%           $ 56,859
                                                      ----             -------
               Petroleum (Integrated) -
    70,000         Pennzoil Co. Note 9.625%,
                    11-15-99                           .88              78,203
                                                      ----             -------
               Precision Instrument Industry -
    25,000         Eastman Kodak Companies
                    Note 10.000%, 06-15-01             .29              25,637
                                                      ----             -------
               Retail Store Industry -
    50,000         Dayton Hudson Corp. Note
                    10.000%, 12-01-00                  .65              57,930
   100,000         Sears Roebuck Accept
                    9.600%, 05-21-97                  1.26             113,050
    30,000         Sears Roebuck & Co. Note
                    9.250%, 08-01-97                   .35              31,617
    30,000         Wal Mart Stores Note
                    9.100%, 07-15-00                   .38              33,801
    30,000         Wal Mart Stores Note
                    8.000%, 05-01-96                   .34              30,276
                                                      ----             -------
                                                      2.98             266,674
                                                      ----             -------

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
               Corporate Bonds & Notes

               Securities Brokerage Industry -
$ 35,000           Bear Stearns Companies Note
                    9.375%, 06-01-01                   .45%           $ 40,004
  50,000           Lehman Bros Holdings Inc Note
                    7.625%, 06-15-97                   .57              51,085
 100,000           Lehman Bros Inc Sr Sub Note
                    7.000%, 05-15-97                  1.13             101,265
 200,000           Lehman Bros Holding Inc. Note
                    8.500%, 05-01-07                  2.49             222,468
  50,000           Morgan Stanley Group Note
                    8.000%, 10-15-96                   .57              50,852
  40,000           Morgan Stanley Group Note
                    7.875%, 12-15-98                   .47              41,977
  30,000           Morgan Stanley Group Note
                    8.100%, 06-24-02                   .37              32,883
  30,000           Salomon Inc. Note
                    8.600%, 05-15-96                   .34              30,295
 100,000           Salomon Inc. Note
                    9.500%, 07-01-97                  1.17             104,604
 100,000           Salomon Inc. Note
                    7.05%, 01-15-98                   1.16             104,050
  40,000           Salomon Inc. Note
                    9.100%, 03-15-98                   .47              42,197
 100,000           Salomon Inc. Note
                    7.250%, 01-15-00                  1.14             101,593
                                                     -----             -------
                                                     10.33             923,273
                                                     -----             -------

See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
               Corporate Bonds & Notes

               Semiconductor -
$150,000           Texas Instruments Note
                    9.000%, 07-15-99                   1.71%          $ 153,140
                                                       ----           ---------
               Telecommunications Service
                Industry -
  50,000           General Telephone Co. Florida
                    1st Mortgage,
                    7.500%, 08-01-02                    .57              50,906
 200,000           GTE Hawaiian Telephone, Inc.
                    1st Mortgage,
                    9.000%, 12-01-00                   2.28             203,250
 103,000           General Telephone Co Kentucky
                    1st Mortgage,
                    7.750, 06-01-03                    1.17             104,802
 100,000           Illinois Bell Telephone Co.
                    Deb. 8.500%, 04-22-26              1.17             104,890
 250,000           U.S. West Capital Funding,
                    Inc., Note,
                    6.750%, 10-01-05                   2.84             254,062
                                                       ----            --------
                                                       8.03             717,910
                                                       ----            --------
               Tobacco -
  40,000           Philip Morris Note
                    8.875%, 07-01-96                    .45              40,650
  30,000           Philip Morris Note
                    8.750%, 12-01-96                    .34              30,806
 130,000           Philip Morris Note
                    7.750%, 05-01-99                   1.54             137,089
                                                       ----            --------
                                                       2.33             208,545
                                                       ----            --------
               Total Corporate Bonds & Notes
               (cost $6,786,170)                      75.73           6,770,794
                                                      -----           ---------


See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

   Par                                              Percent of       Market Value
  Value               Investments                   Net Assets        (Note 1-A)
               U.S. Government Agency
$200,000           Federal Home Loan Bank
                    8.23%, 07-19-04                    2.29%          $ 204,560
 200,000           Federal Home Loan Bank
                    9.12%, 01-23-05                    2.25             200,940
 200,000           Federal Home Loan Mtge. Corp.
                    6.75%, 05-06-96                    2.26             202,140
 100,000           Federal Home Loan Mtge. Corp.
                    8.07%, 04-12-02                    1.13             100,859
  80,000           Federal Home Loan Mtge. Corp.
                    8.325%, 07-15-09                    .96              85,872
 200,000           Federal Natl. Mtge. Assn. Deb.
                    8.400%, 10-25-04                   2.42             216,820
 200,000           Federal Natl. Mtge. Assn. Deb.
                    7.920%, 03-30-0S                   2.40             214,750
                                                     ------          ----------
                   Total U.S. Government Agency
                    (cost $1,210,212)                 13.71           1,225,941
                                                     ------          ----------

               U.S. Government Securities
 650,000           U.S. Treasury Notes
                    5.875%, 02-15-04                   7.33             655,285
                                                     ------          ----------
                   Total U.S. Government Securities
                    (cost $645,422)
                   Total Investments
                    (cost $8,641,804) (A)             96.77           8,652,020
                   Other Assets Less Liabilities       3.23             288,438
                                                     ------          ----------
                   Net Assets                        100.00%         $8,940,458
                                                     ======          ==========

(A)  Aggregate cost for federal income tax
     purposes is $8,641,804.

     At November 30, 1995, unrealized appreciation
     (depreciation) of securities for federal income
     tax purposes is as follows:
                   Unrealized appreciation                            $ 124,916
                   Unrealized depreciation                            ( 114,700)
                                                                      ---------
                         Net unrealized appreciation                  $  10,216
                                                                      ---------


See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1995


 Number of                                           Percent of       Market Value
  Shares               Investments                   Net Assets        (Note 1-A)
               General Equity Funds

               Aggressive Growth -
1084                Strong Opportunity                 3.83%          $ 36,889
1336                Twentieth Century Ultra            3.93             37,808
1514                Wasatch Aggressive Equity          3.77             36,228
                                                      -----            -------
                                                      11.53            110,925
                                                      -----            -------
               Balanced -
1005                Columbia Balanced                  2.15             20,643
 479                Dodge & Cox Balanced               2.75             26,484
                                                      -----            -------
                                                       4.90             47,127
                                                      -----            -------
               Corporate - High Yield -
2860                Federated High Yield Trust         2.65             25,535
2155                Fidelity Capital & Income          2.05             19,656
                                                      -----            -------
                                                       4.70             45,191
                                                      -----            -------
               Growth -
 858                Fidelity Stock Selection           2.22             21,361
 783                Gabelli Asset                      2.22             21,381
1181                Harbor Capital Appreciation        2.90             27,943
1221                Longleaf Partners                  2.82             27,159
 360                Nicholas                           2.31             22,209
 739                Oakmark                            2.32             22,317
1358                Soundshore                         2.76             26,563
 831                Steinroe Special                   2.19             21,029
                                                      -----            -------
                                                      19.74            189,962
                                                      -----            -------

               Growth/Income -
 682                Babson Value                       2.25             21,668
 316                Dodge & Cox Stock                  2.28             21,966
 705                Mutual Beacon                      2.79             26,791
1123                Neuberger & Berman Guardian        2.81             27,063
1525                Pelican                            2.26             21,734
                                                      -----            -------
                                                      12.39            119,222
                                                      -----            -------


See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                November 30, 1995

 Number of                                           Percent of       Market Value
  Shares               Investments                   Net Assets        (Note 1-A)

               General Equity Funds - continued

               Income -

1909                Berwyn Income                      2.44%           $ 23,503
 867                Lindner Dividend                   2.45              23,558
                                                       ----              ------
                                                       4.89              47,061
                                                       ----              ------

               Small Company -

1139                Columbia Special                   2.82              27,124
 888                Heartland Value                    2.69              25,866
1044                Meridian                           3.26              31,332
1277                PBHG Growth                        3.09              29,719
 899                Parkstone Small Cap.
                     Series "B"                        2.81              27,072
1069                Warburg Pincus Emerging
                     Growth                            3.41              32,850
                                                      -----             -------
                                                      18.08             173,963
                                                      -----             -------

See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

 Number of                                           Percent of       Market Value
  Shares               Investments                   Net Assets        (Note 1-A)
               International Equity Funds

               Foreign Equity -
  568               Managers International
                     Equity                            2.44%           $ 23,485
 3077               Twentieth Century
                     International Equity              2.40              23,110
                                                     ------           ---------
                                                       4.84              46,595
                                                     ------           ---------
               Global Equity -
 1156               Founders Worldwide Growth          2.43              23,344
  844               Janus Worldwide Fund               2.49              23,989
                                                     ------           ---------
                                                       4.92              47,333
                                                     ------           ---------
               International Bond -
 1981               T. Rowe Price Intern. Bond         2.15              20,678
 2011               Scudder Intern. Bond               2.38              22,925
                                                     ------           ---------
                                                       4.53              43,603
                                                     ------           ---------
               Pacific Equity -
 2662               T. Rowe Price - New Asia           2.20              21,132
                                                     ------           ---------

               Total Mutual Funds
                (cost $843,166)                       92.72%          $ 892,114
                                                     ------           ---------
               Total Investments
                (cost $843,166) (A)                   92.72%          $ 892,114
                                                     ------           ---------
               Other Assets Less Liabilities           7.28              70,024
                                                     ------           ---------
               Net Assets                            100.00%          $ 962,138
                                                     ======           =========

See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                November 30, 1995

 Number of                                           Percent of       Market Value
  Shares               Investments                   Net Assets        (Note 1-A)
               International Equity Funds - continued

(A)  Aggregate cost for federal income tax purposes is $843,166.

     At November 30, 1995 unrealized  appreciation
     (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                     $ 50,854
          Unrealized depreciation                                      ( 1,906)
                                                                       -------
               Net unrealized appreciation                            $ 48,948
                                                                      ========

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                       STATEMENT OF ASSETS AND LIABILITIES
                                November 30, 1995

                                         GROWTH        INCOME       DIVERSIFIED
 ASSETS                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
Investments at market value            $6,396,293     $8,652,020     $  892,114
  (Identified cost $6,168,180,
   $8,641,804 and $843,166,
   respectively)
Cash                                      301,026         93,022         70,027
Receivable for:
  Interest                                 71,353        196,198           --
  Dividends                                 3,910           --             --
                                       ----------     ----------     ----------
     Total assets                       6,772,582      8,941,240        962,141
                                       ----------     ----------     ----------

LIABILITIES
  Investment Securities Payable           226,790           --             --
  Accrued expenses                            867            782              3
                                       ----------     ----------     ----------
     Total liabilities                    227,657            782              3
                                       ----------     ----------     ----------

NET ASSETS (500 million shares
  of $.01 par value common stock
  authorized; 575,419, 807,034 and
  89,859 shares outstanding,
  respectively)                        $6,544,925     $8,940,458     $  962,138
                                       ==========     ==========     ==========

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Continued)
                                November 30, 1995

                                         GROWTH        INCOME       DIVERSIFIED
                                        PORTFOLIO     PORTFOLIO      PORTFOLIO
Net asset value, offering and
  redemption price per share (Net
  assets/shares outstanding)          $     11.37     $     11.08      $     10.71
                                      ===========     ===========      ===========

At November 30, 1995 net assets
  consisted of:

  Paid-in capital                     $ 5,862,196     $ 8,530,045      $   913,427

  Accumulated undistributed net
   investment income (loss)               171,102         464,696             (396)

  Accumulated undistributed net
   realized gains (losses)                283,515         (64,499)             159

  Net unrealized appreciation
   of investments                         228,112          10,216           48,948
                                      -----------      -----------     -----------
                                      $ 6,544,925      $ 8,940,458     $   962,138
                                      ===========      ===========     ===========


See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                             STATEMENT OF OPERATIONS
                 For the Year or Period Ended November 30, 1995

                                         GROWTH        INCOME       DIVERSIFIED
                                        PORTFOLIO     PORTFOLIO      PORTFOLIO*

INVESTMENT INCOME
  Interest income                       $ 249,349     $ 611,468      $   5,500
  Dividend income                          51,610          --            3,007
  Other income                               --           1,559            575
                                        ---------     ---------      ---------
     Total investment income              300,959       613,027      $   9,082
                                        ---------     ---------      ---------
Expenses
  Investment advisory fees (Note 2)        60,261        46,815          4,534
  Custodian fees                            4,900         5,321           --
  Legal and audit fees                     19,411        19,711          1,000
  Reports to shareholders                     716           539           --
  Registration                              1,650         2,830          1,500
  Insurance                                 1,200         1,443           --
  Directors expenses                        3,000         3,000           --
  Miscellaneous expenses                     --            --              303
  Transfer agent fees (Note 2)             26,507        31,846          2,141
                                        ---------     ---------      ---------
Total expenses                            117,645       111,505          9,478
                                        ---------     ---------      ---------

     Net investment income                183,314       501,522           (396)
                                        ---------     ---------      ---------

 REALIZED AND UNREALIZED GAIN(LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from
  security transactions                   283,957       (28,399)           159
 Increase in unrealized
  appreciation of investments             212,856       278,509         48,948
                                        ---------     ---------      ---------
     Net gain on investments              496,813       250,110         49,107
                                        ---------     ---------      ---------
     Net increase in net
       assets resulting from
       operations                       $ 680,127     $ 751,632      $  48,711
                                        =========     =========      =========


* Commencement of operations was April 3, 1995

See accompanying notes to financial statements

                       The Crowley Portfolio Group, Inc.

                            CROWLEY GROWTH PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended        Year Ended
                                                   11-30-95          11-30-94
OPERATIONS
     Net investment income                        $   183,314      $    55,064
     Net realized gain from
      security transactions                           283,957          206,538
     Net increase in unrealized
      appreciation of investments                     212,856           93,745
                                                  -----------      -----------
     Net increase in net assets
      resulting from operations                       680,127          355,347
DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income
      ($.12 and $.11 per share)                       (61,711)         (48,175)
     Distributions from net realized gains on
      investments ($.40 and $.40 per share)          (205,702)        (175,180)
CAPITAL SHARE TRANSACTIONS (a)
     Increase in net assets resulting
      from capital share transactions                 635,837          781,846
                                                  -----------      -----------
          Total increase in net assets              1,048,551          913,838
NET ASSETS
     Beginning of period                            5,496,374        4,582,536
                                                  -----------      -----------

     End of period (including undistributed
      net investment income of $171,102 and
      $49,499)                                    $ 6,544,925      $ 5,496,374
                                                  ===========      ===========

(a) Summary of capital share activity follows:

                              Year Ended                   Year Ended
                               11-30-95                     11-30-94
                         Shares        Amount          Shares       Amount
Shares sold              81,977      $ 881,682         79,596     $ 827,304
Shares issued on
 reinvestment of
 distributions           26,529        267,413         21,897       223,355
Shares redeemed         (47,196)      (513,258)       (25,844)    ( 268,813)
                        -------       --------        -------     ---------
     Net increase        61,310      $ 635,837         75,649     $ 781,846
                         ======      =========         ======     =========

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.

                            CROWLEY INCOME PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended        Year Ended
                                                   11-30-95          11-30-94
OPERATIONS
    Net investment income                        $   501,522      $   373,872
    Net realized loss from
     security transactions                           (28,399)         (36,099)
    Net increase(decrease) in
     unrealized appreciation of
     investments                                     278,509         (426,418)
                                                 -----------      -----------

    Net increase (decrease) in net assets
     resulting from operations                       751,632          (88,645)
DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net investment income
     ($.63 and $.66 per share)                      (385,139)        (312,989)
    Distributions from net realized gains on
     investments ($.07 per share)                      ( - )          (31,705)

CAPITAL SHARE TRANSACTIONS (a)
    Increase in net assets
     resulting from capital share
     transactions                                  1,919,980        1,664,792
                                                 -----------      -----------
          Total increase in net assets             2,286,473        1,231,453
NET ASSETS
    Beginning of period                            6,653,985        5,422,532
                                                 -----------      -----------

   End of period (including undistributed
    net investment income of $464,696 and
    $348,313)                                     $8,940,458       $6,653,985
                                                  ==========       ==========

(a) Summary of capital share activity follows:

                                Year Ended                        Year Ended
                                 11-30-95                          11-30-94
                           Shares        Amount             Shares          Amount
Shares sold               237,444      $ 2,505,734          155,350      $ 1,680,042
Shares issued on
 reinvestment of
 distributions             38,170          385,139           31,565          344,694
Shares redeemed           (91,003)        (970,893)         (33,129)        (359,944)
                          -------         --------          -------         --------
     Net increase         184,611      $ 1,919,980          153,786      $ 1,664,792
                          =======      ===========          =======      ===========

See accompanying notes to financial statements

                       The Crowley Portfolio Group, Inc.

                    CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                           For Eight Months
                                            Ended 11-30-95*
OPERATIONS
    Net investment loss                       $    (396)
    Net realized gain(loss)from
     security transactions                          159
    Net increase in unrealized
     appreciation of investments                 48,948
                                              ---------
    Net increase (decrease) in net assets
     resulting from operations                   48,711

CAPITAL SHARE TRANSACTIONS (a)
    Increase in net assets resulting
     from capital share transactions            913,427
                                              ---------
         Total increase in net assets           962,138
NET ASSETS
    Beginning of period                            --
    End of period (including accumulated
     net investment loss of 396)              $ 962,138
                                              =========

(a) Summary of capital share activity follows:

                         Eight Months Ended
                              11-30-95
                         Shares         Amount
Shares sold              91,820      $ 933,857
Shares redeemed          (1,961)       (20,430)
                         ------        -------
     Net increase        89,859        913,427
                         ======        =======

*Commencement of operations was April 3, 1995

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                            Crowley Growth Portfolio
                              Financial Highlights

                                    12-01-94         12-01-93
                                       to               to
                                    11-30-95         11-30-94
Net asset value
    Beginning of period           $      10.69    $      10.45
                                  ------------    ------------
Income from investment
 operations
    Net investment income                  .32             .12
    Net gains
     on securities (both
     realized & unrealized)                .88             .63
                                  ------------    ------------
    Total from investment
     operations                           1.20             .75
                                  ------------    ------------

 Less Distributions
     Dividends (from net
      investment income)                  (.12)           (.11)
     Distributions (from
      realized capital gains)             (.40)           (.40)
     Return of capital                    ( - )           ( - )
                                  ------------    ------------
     Total distributions                  (.52)           (.51)

 Net asset value
  End of period                   $      11.37    $      10.69
                                  ============    ============

 Total return                            11.85%           7.41%

 Ratios/supplemental data:
     Net assets end of period
      (000 omitted)                       6,545           5,496
     Ratio of expenses to
      average net assets                  1.93%           1.85%
                                           (b)
     Ratio of net
      investment income to
      average net assets                  3.00%           1.10%
                                           (b)
 Portfolio turnover rate                118.08%         107.37%

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                            Crowley Growth Portfolio
                              Financial Highlights

                                 12-01-92   12-01-91  12-01-90  12-06-89(a)
                                    to         to        to        to
                                 11-30-93   11-30-92  11-30-91  11-30-90
Net asset value
     Beginning of period           $10.19     $9.94     $9.39     $10.00
                                   ------     -----     -----     ------
Income from investment
 operations
     Net investment income            .11       .17       .33        .32
     Net gains or losses
      on securities (both
      realized & unrealized)          .18       .32      1.06       (.61)
                                   ------     -----     -----     ------
     Total from investment
      operations                      .29       .49      1.39       (.29)
                                   ------     -----     -----     ------
Less Distributions
     Dividends (from net
      investment income)             (.03)     (.17)     (.33)      (.32)
     Distributions (from
      realized capital gains)        ( - )     (.07)     (.50)      ( - )
     Return of capital               ( - )     ( - )     (.01)      ( - )
                                   ------     -----     -----     ------
     Total distributions             (.03)     (.24)     (.84)      (.32)

Net asset value
 End of period                     $10.45    $10.19    $ 9.94      $9.39
                                   ======    ======    ======      =====

Total return                         2.85%     4.93%    14.85%    ( 2.90%)

Ratios/supplemental data:
     Net assets end of period
     (000 omitted)                  4,583     4,440     3,283       1,653
     Ratio of expenses to
      average net assets             1.61%     1.52%     1.89%       1.00%
                                                                    (b)(c)
     Ratio of Net
      investment income to
      to average net assets          1.00%     1.72%     3.64%       4.49%
                                                                     (b)(c)
Portfolio turnover rate            243.85%   178.78%    74.86%     110.61%

(a) Effective date of the Fund's initial registration under the Securities Act of 1933, as amended.
(b)  Annualized.
(c) The ratio of operating expenses and net income before reimbursement of expenses by the advisor were 2.00% and 3.49%, respectively.

See accompanying notes to financial statements

                       The Crowley Portfolio Group, Inc.
                            Crowley Income Portfolio
                              Financial Highlights

                                       12-01-94       12-01-93
                                          to             to
                                       11-30-95       11-30-94
Net asset value
     Beginning of period                $10.69          $11.57
                                        ------          ------
Income from investment
 operations
     Net investment income                 .65             .61
     Net gains (losses)
      on securities (both
      realized & unrealized)               .37            (.76)
                                        ------          ------
     Total from investment
      operations                          1.02            (.15)
                                        ------          ------

Less Distributions
     Dividends (from net
      investment income)                  (.63)           (.66)
     Distributions (from
      realized capital gains)             ( - )           (.07)
     Return of capital                    ( - )           ( - )
                                        ------          ------
     Total distributions                  (.63)           (.73)

Net asset value
     End of period                      $11.08          $10.69
                                        ======          ======

Total return                             10.12%          (1.43)%

Ratios/supplemental data:
     Net assets end of period
     (000 omitted)                       8,940           6,654
     Ratio of expenses to
      average net assets                  1.43%           1.37%
                                          (b)
     Ratio of net
      investment income to
      average net assets                  6.43%           6.28%
                                          (b)
Portfolio turnover rate                  31.60%          14.45%

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                            Crowley Income Portfolio
                              Financial Highlights

                                    12-01-92     12-01-91    12-01-90     12-06-89(a)
                                       to           to          to           to
                                    11-30-93     11-30-92    11-30-91     11-30-90
Net asset value
     Beginning of period             $10.58       $10.48       $10.19       $10.00
                                     ------       ------       ------       ------
Income from investment
 operations
     Net investment income              .65          .61          .67          .58
     Net gains (losses)
      on securities (both
      realized & unrealized)            .40          .22          .43          .23
                                     ------       ------       ------       ------
     Total from investment
      operations                       1.05          .83         1.10          .81
                                     ------       ------       ------       ------
Less Distributions
     Dividends (from net
      investment income)               (.06)        (.61)        (.67)        (.58)
     Distributions (from
      realized capital gains)          ( - )        (.12)        (.13)        (.04)
     Return of capital                 ( - )        ( - )        (.01)        ( - )
                                     ------       ------       ------       ------
     Total distributions               (.06)        (.73)        (.81)        (.62)

Net asset value
     End of period                   $11.57       $10.58       $10.48       $10.19
                                     ======       ======       ======       ======

Total return                           9.97%        7.96%       10.88%        8.10%

Ratios/supplemental data:
     Net assets end of period
      (000 omitted)                   5,423        4,133        2,865        1,397
     Ratio of expenses to
      average net assets               1.23%        1.20%        1.09%         .99%
                                                                 (c)          (b)(c)
     Ratio of Net
      investment income to
      average net assets               6.27%        6.11%        6.78%        7.10%
                                                                 (c)          (b)(c)
Portfolio turnover rate               19.17%       45.00%       79.36%       48.74%

(a) Effective date of the Fund's initial registration under the Securities Act of 1933, as amended.
(b)  Annualized.
(c) The ratio of operating expenses and net income before reimbursement of expenses by the advisor were 1.37% and 6.49%, respectively for 1991 and 1.61% and 6.48%, respectively for 1990.

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                    Crowley Diversified Management Portfolio
                              Financial Highlights

                                     Eight Months
                                      04-01-95(a)
                                         to
                                      11-30-95
Net asset value
     Beginning of period                 $10.00
                                         ------

Income from investment
 operations
     Net investment income                 --
     Net gains (losses)
      on securities (both
      realized & unrealized)                .71
                                         ------

     Total from investment
      operations                            .71
                                         ------

Less Distributions
     Dividends (from net
      investment income)                   --
     Distributions (from
      realized capital gain                --
     Return of capital                     --

     Total distributions                   --

Net asset value
     End of period                       $10.71
                                         ======

Total return                                7.1%

Ratios/supplemental data:

     Net assets end of period
      (000 omitted)                         962
     Ratio of expenses to
      average net assets                   2.06%
                                            (b)
     Ratio of net
      investment loss
      to average net assets                (.09)%
                                           (b)
Portfolio turnover rate                    --

(a) Effective date of Portfolio's initial registration statement under the Securities Act of 1933, as amended.
(b)  Annualized.

See accompanying notes to financial statements

                        The Crowley Portfolio Group, Inc.
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1995

NOTE 1 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

               The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering three series of shares: The Crowley Growth Portfolio, The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

               The objective of The Crowley Growth Portfolio is long-term growth of capital for investors, with the secondary objective being current income. The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk i.e. reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

          (A)  SECURITY VALUATION

               Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors.

                        The Crowley Portfolio Group, Inc.
                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)
                                November 30, 1995

               Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers. Money market securities with remaining maturates of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

          (B)  FEDERAL INCOME TAXES

               The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1995, the Income Portfolio had a capital loss carryforward for Federal Income Tax purposes of approximately $64,500 of which $36,100 expires in 2002 and $28,400 in 2003.

          (C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND
               DISTRIBUTIONS TO SHAREHOLDERS

               As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal Income Tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                        The Crowley Portfolio Group, Inc.
                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)
                                November 30, 1995

          (D)  USE OF ESTIMATES IN FINANCIAL STATEMENTS

               In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

               Crowley & Crowley Corp. provides the Fund with management and administrative services pursuant to a management agreement.

               As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1% of the average daily net assets of The Crowley Growth Portfolio, .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of Th Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Contracts.

                        The Crowley Portfolio Group, Inc.
                          NOTES TO FINANCIAL STATEMENTS
                                   (continued)
                                November 30, 1995

               The Crowley Financial Group, Inc. ("TCFG") serves as the portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG, will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the period December 1, 1994 to November 30, 1995, TCFG earned fees of $26,507, $31,846 and $2,141 from the Growth, Income, and Diversified Management Portfolios, respectively.

               Crowley Securities serves as distributor of the Fund's shares. Effective August 1, 1994, the sales load was eliminated on the sale of all shares.

               Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp. and The Crowley Financial Group, Inc.

NOTE 3 -  PURCHASES AND SALES OF SECURITIES

               Purchases and sales of securities, other than short-term investments, aggregated $6,817,577 and $5,036,836, respectively, in the Growth Portfolio, $5,008,574 and $2,308,883, respectively, in the Income Portfolio and $843,166 and no sales, respectively, in the Crowley Diversified Management Portfolio.